Going Concern	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Going Concern

Note 3 - Going Concern

With the implementation of FASB standard on going concern, ASU No. 2014-15, we assessed going concern uncertainty in our condensed consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital, including available loans or lines of credit, if any, to operate for a period of at least 12 months from the date our condensed consolidated financial statements are issued, which is referred to as the “look-forward period” as defined by ASU No. 2014-15. As part of this assessment, based on conditions that are known and reasonably knowable to us, we consider various scenarios, forecasts, projections, and estimates, and we make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, if necessary, among other factors.

Although we anticipate ongoing operating losses in the foreseeable future, we have assessed our ability to continue as a going concern for the next 12 months. Despite the current lack of sufficient revenue, we possess ample liquid capital to fund projected expenses over the next year based on our budgeted operating plans.

As of March 31, 2024, the Company holds approximately $4.8 million in cash. With positive working capital and current assets adequately covering liabilities as of March 31, 2024, the Company believes it has sufficient cash to fund its operations for the next 12 months.

Note 3 - Going Concern

With the implementation of Financial Accounting Standards Board’s (“FASB”) standard on going concern, Accounting Standards Update (“ASU”) No. 2014-15, we assessed going concern uncertainty in our consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital, including available loans or lines of credit, if any, to operate for a period of at least 12 months from the date our consolidated financial statements are issued, which is referred to as the “look-forward period” as defined by ASU No. 2014-15. As part of this assessment, based on conditions that are known and reasonably knowable to us, we consider various scenarios, forecasts, projections, and estimates, and we make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, if necessary, among other factors.

Although we anticipate ongoing operating losses in the foreseeable future, we have assessed our ability to continue as a going concern for the next 12 months. Despite the current lack of sufficient revenue, we possess ample liquid capital to fund projected expenses over the next year based on our budgeted operating plans.

As of December 31, 2023, the Company holds $6.4 million in cash. With positive working capital and current assets adequately covering liabilities as of December 31, 2023, the Company believes it has sufficient cash to fund its operations for the next 12 months.